Schedule of Assets and Liabilities of Variable Interest Entity (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Current assets	$ 2,737,112	$ 2,192,192	$ 2,295,657	$ 2,525,632
Total Assets	7,737,112	2,192,192	2,295,657	2,525,632
Current liabilities	1,170,096	2,100,912	1,894,884	2,376,945
Variable Interest Entity, Not Primary Beneficiary [Member]
Current assets
Non-current assets
Total Assets
Current liabilities
Non-current liabilities
Total liabilities